Share Capital - Summary of Stock Option Awards (Details) - August 3, 2024 - Officers and employee $ in Millions	12 Months Ended
	Apr. 30, 2026 CAD ($) yr shares $ / shares	[1]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 3, 2024
Stock options granted | shares	799,767
Exercisable price/option	$ 0.86	[2]
Awarded to	Officers and employees
Share price on grant date	$ 0.86	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 0.7

[1]	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
[2]	Priced in U.S.$